WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 75.7%
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 2.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	510,000		$567,694	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	940,000		986,013	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	740,000		757,401	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	390,000		422,770	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		768,637	(a)

Total Diversified Telecommunication Services					3,502,515

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		227,048

Interactive Media & Services - 0.5%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	180,000		190,541	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	500,000		514,687	(a)

Total Interactive Media & Services					705,228

Media - 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	790,000		832,308	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	520,000		546,520	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000		399,494	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,470,000		2,581,150	(a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		649,369
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,150,000		1,173,000	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	330,000	EUR	381,567	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	450,000		483,750	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	1,000,000		998,500	(a)

Total Media					8,045,658

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.6%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	178,000	EUR	$206,088	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		633,056	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	750,000		765,188	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,200,000		1,502,250
Sprint Corp., Senior Notes	7.875%	9/15/23	530,000		609,831

Total Wireless Telecommunication Services					3,716,413

TOTAL COMMUNICATION SERVICES					16,196,862

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	410,000		391,294	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	40,000		42,905	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	750,000		727,031
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	440,000		468,133	(a)

Total Auto Components					1,629,363

Automobiles - 1.8%
Ford Motor Co., Senior Notes	8.500%	4/21/23	550,000		600,377
Ford Motor Co., Senior Notes	9.000%	4/22/25	470,000		539,464
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	280,000		282,884
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	670,000		657,927
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	370,000		382,025
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	200,000		194,875

Total Automobiles					2,657,552

Diversified Consumer Services - 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	320,000		335,539	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000		450,070	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	190,000		199,144	(a)

Total Diversified Consumer Services					984,753

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 5.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	150,000		$160,361	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	200,000		211,125	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	260,000		277,687	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.632%	7/15/35	853,000	GBP	732,982	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000		378,664	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	750,000		840,937	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	520,000		543,400	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	280,000	GBP	316,736	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	150,000	GBP	169,680	(b)
Primo Water Corp., Senior Notes	5.500%	7/1/24	690,000	EUR	826,317	(b)
Saga PLC, Senior Notes	3.375%	5/12/24	470,000	GBP	506,903	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		232,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,460,000		1,296,020	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	240,000		233,250	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	200,000		194,500	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	370,000		359,825	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	210,000		201,863	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	600,000		636,180	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	140,000		155,442	(a)

Total Hotels, Restaurants & Leisure					8,273,872

Specialty Retail - 1.5%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	280,000		302,823	(a)
Maxeda DIY Holding BV, Senior Secured Notes	5.875%	10/1/26	230,000	EUR	270,243	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	126,237		94,678	(a)(c)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	500,000		513,050	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		448,950	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	$126,122	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	347,399	(a)

Total Specialty Retail					2,103,265

Textiles, Apparel & Luxury Goods - 0.9%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	325,793	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		941,050	(a)

Total Textiles, Apparel & Luxury Goods					1,266,843

TOTAL CONSUMER DISCRETIONARY					16,915,648

CONSUMER STAPLES - 2.3%
Food Products - 2.0%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	380,000		390,945
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	770,000		817,206	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	300,000		334,456
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	70,000		76,993	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	560,000		757,031	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	190,000		208,305
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	320,000		329,786

Total Food Products					2,914,722

Household Products - 0.3%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	120,000		129,099	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	250,000		258,375

Total Household Products					387,474

TOTAL CONSUMER STAPLES					3,302,196

ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Apache Corp., Senior Notes	5.100%	9/1/40	250,000		224,375
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	120,000		93,727	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	350,000		342,221	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	655,000		578,732	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	220,000		226,188	(a)

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	160,000	$165,200	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	150,000	159,215	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	970,000	894,825
MEG Energy Corp., Senior Notes	7.000%	3/31/24	213,000	198,623	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	790,000	804,812
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	650,000	156,000	*(d)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	390,000	91,650	*(d)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	340,000	289,102
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	210,000	190,539
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	270,000	249,581
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	200,000	210,550
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000	1,031,472
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,680,000	1,855,980
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	380,460
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,000,000	963,745
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,050,000	1,705,600
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	700,000	554,956
Range Resources Corp., Senior Notes	5.000%	3/15/23	561,000	534,002
Range Resources Corp., Senior Notes	4.875%	5/15/25	870,000	787,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	504,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	200,000	201,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	73,150

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	5

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,110,000	$898,073	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	515,813	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	150,000	148,004	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	620,000	604,500
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	400,000	385,592
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	30,000	29,238
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	74,700
YPF SA, Senior Notes	8.500%	3/23/21	600,000	564,750	(a)
YPF SA, Senior Notes	8.500%	7/28/25	700,000	510,335	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	595,410	(a)

TOTAL ENERGY				17,794,146

FINANCIALS - 11.1%
Banks - 8.3%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	594,215
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	380,000	404,895	(c)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	370,000	414,756	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,340,000	2,256,111	(a)(c)
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	254,370
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	380,000	398,314	(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	410,334	(c)(e)

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	270,000		$286,925	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		736,279	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	620,000		676,742	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	950,000		992,987	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3mo. USDLIBOR + 3.330%)	6.100%	10/1/24	500,000		526,101	(c)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	490,000		503,338	(c)(e)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	920,000		1,035,261
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		179,213
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	660,000	GBP	889,268	(b)(c)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		536,084	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	260,000		244,083	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	500,000		575,345	(a)(c)

Total Banks					11,914,621

Capital Markets - 1.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	500,000		542,222	(a)(c)(e)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000		$476,015	(a)(c)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,300,000		1,388,653	(a)(c)(e)

Total Capital Markets					2,406,890

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		209,869

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	350,000		339,495
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	787,550		442,013	(a)(f)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	261,163	(a)(f)

Total Diversified Financial Services					1,042,671

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	340,000		294,950	(a)

TOTAL FINANCIALS					15,869,001

HEALTH CARE - 7.0%
Health Care Providers & Services - 2.2%
Centene Corp., Senior Notes	5.375%	6/1/26	550,000		580,250	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	90,000		94,387
Centene Corp., Senior Notes	4.625%	12/15/29	220,000		237,590
HCA Inc., Senior Notes	5.375%	2/1/25	10,000		10,965
HCA Inc., Senior Notes	5.375%	9/1/26	270,000		298,856
HCA Inc., Senior Notes	5.625%	9/1/28	130,000		148,944
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	200,000		211,000	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	820,000		846,941
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	450,000		484,387	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	220,000		223,581	(a)

Total Health Care Providers & Services					3,136,901

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 4.8%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	470,000		$517,611	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	440,000		427,900	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	450,000		478,406	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	830,000		808,424
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	360,000	EUR	366,391	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,870,000		2,749,718
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,820,000		1,609,035

Total Pharmaceuticals					6,957,485

TOTAL HEALTH CARE					10,094,386

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	840,000		861,525	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	960,000		1,044,960	(a)

Total Aerospace & Defense					1,906,485

Airlines - 4.4%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	30		31
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	70,000		69,733
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	740,000		727,425
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	270,000		261,646
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	270,000		283,480
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,300,000		1,429,401	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000		218,350	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	570,000		594,938	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,230,000		1,304,747	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - (continued)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,410,000		$1,306,012
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	180,000		157,838

Total Airlines					6,353,601

Building Products - 0.3%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		357,875	(b)

Commercial Services & Supplies - 0.7%
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	640,000		644,736	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	350,000		361,883	(a)

Total Commercial Services & Supplies					1,006,619

Machinery - 0.7%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	420,000		436,800	(a)
Vertical Midco GmbH, Senior Secured Notes	4.375%	7/15/27	420,000	EUR	502,401	(a)

Total Machinery					939,201

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	300,000		315,375

TOTAL INDUSTRIALS					10,879,156

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.3%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	374,000		379,572	(a)

Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	292,934	(a)

IT Services - 0.6%
CDW LLC/CDW Finance Corp., Senior Notes	4.250%	4/1/28	440,000		456,142
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	370,000		369,306

Total IT Services					825,448

Software - 0.8%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	510,000		526,894	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	180,000		187,434	(a)

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Open Text Corp., Senior Notes	3.875%	2/15/28	170,000	$172,257	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	300,000	309,084	(a)

Total Software				1,195,669

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	220,000	229,062	(a)

TOTAL INFORMATION TECHNOLOGY				2,922,685

MATERIALS - 7.7%
Chemicals - 0.4%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	68,237	58,684	(a)(f)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000	482,500	(a)

Total Chemicals				541,184

Construction Materials - 0.9%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	730,000	789,783	(a)
US Concrete Inc., Senior Notes	5.125%	3/1/29	480,000	482,700	(a)

Total Construction Materials				1,272,483

Containers & Packaging - 3.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	600,000	597,630	(a)(f)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,434,234	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,400,000	1,386,000
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	10,000	10,481	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	110,000	115,844	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	360,000	373,628	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	623,378

Total Containers & Packaging				4,541,195

Metals & Mining - 2.3%
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,180,000	1,181,652	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	600,000	579,000	(a)(g)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	540,000		$557,393
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,000,000		986,690	(a)(g)

Total Metals & Mining					3,304,735

Paper & Forest Products - 1.0%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		840,450	(a)
Mercer International Inc., Senior Notes	7.375%	1/15/25	540,000		547,763

Total Paper & Forest Products					1,388,213

TOTAL MATERIALS					11,047,810

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	170,000		144,186
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	410,000		402,833	(a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	310,000		310,000	(a)

Total Equity Real Estate Investment Trusts (REITs)					857,019

Real Estate Management & Development - 0.3%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	236,246	GBP	398,238	(b)

TOTAL REAL ESTATE					1,255,257

UTILITIES - 1.6%
Electric Utilities - 0.8%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		361,500	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	810,000		852,549	(a)

Total Electric Utilities					1,214,049

Independent Power and Renewable Electricity Producers - 0.8%
Listrindo Capital BV, Senior Notes	4.950%	9/14/26	350,000		361,375	(a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		794,001	(a)

Total Independent Power and Renewable Electricity Producers					1,155,376

TOTAL UTILITIES					2,369,425

TOTAL CORPORATE BONDS & NOTES (Cost - $105,238,597)					108,646,572

SOVEREIGN BONDS - 14.3%
Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,004		88,492

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	1,043,918		$441,056
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	2,309,182		874,025
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	910,000		366,275	*(a)(d)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		360,450	*(a)(d)

Total Argentina					2,130,298

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	987,000	BRL	179,089
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	525,000	BRL	103,861
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,000	BRL	49,852

Total Brazil					332,802

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		318,763	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000		213,252	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		634,800	(a)

Total Dominican Republic					848,052

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	49,312		23,118	(a)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/30	276,060		187,723	(a)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/35	554,736		309,271	(a)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/40	189,860		95,642	(a)

Total Ecuador					615,754

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 1.0%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		$246,467	(b)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	900,000		926,964	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	270,000		277,662	(a)

Total Egypt					1,451,093

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000		259,800	(a)

Ghana - 0.5%
Ghana Government International Bond	10.750%	10/14/30	290,000		353,225	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	430,000		378,322	(a)

Total Ghana					731,547

Guatemala - 0.5%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000		665,297	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000		769,300	(a)

Indonesia - 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,465,000,000	IDR	171,598
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	13,269,000,000	IDR	928,919

Total Indonesia					1,100,517

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	166,000		154,353	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		187,888	(a)

Total Ivory Coast					342,241

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	400,000		456,800

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		$248,425	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		191,450	(a)

Total Nigeria					439,875

Oman - 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		738,554	(a)

Panama - 0.3%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	350,000		353,500

Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	1,020,000		1,165,360	(a)

Russia - 0.9%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	495,057
Russian Federal Bond - OFZ	7.050%	1/19/28	60,273,000	RUB	825,919

Total Russia					1,320,976

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		247,409	(a)

South Africa - 0.9%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	950,000		963,093
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		323,395

Total South Africa					1,286,488

Sri Lanka - 0.9%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	500,000		495,000	(b)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000		211,200	(b)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	750,000		528,750	(a)

Total Sri Lanka					1,234,950

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	15

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Turkey - 1.9%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,120,000	$1,917,828
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	900,000	825,624

Total Turkey				2,743,452

Ukraine - 0.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000	251,562	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	200,000	199,492	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000	565,329	(a)

Total Ukraine				1,016,383

TOTAL SOVEREIGN BONDS (Cost - $21,770,246)				20,569,211

SENIOR LOANS - 5.4%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.652%	1/31/28	300,000	292,125	(c)(h)(i)

Media - 0.3%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	5/1/26	445,078	423,269	(c)(h)(i)

Wireless Telecommunication Services - 0.4%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.652%	4/15/27	646,127	628,197	(c)(h)(i)

TOTAL COMMUNICATION SERVICES				1,343,591

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	3.000%	4/6/24	439,562	423,235	(c)(h)(i)

Hotels, Restaurants & Leisure - 1.0%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	11/19/26	724,335	697,625	(c)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.897%	12/23/24	787,848	740,468	(c)(h)(i)

Total Hotels, Restaurants & Leisure				1,438,093

See Notes to Schedule of Investments.

16	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.4%
Party City Holdings Inc., 2018 Replacement Term Loan (3 mo. USD LIBOR + 2.500%)	3.250%	8/19/22	661,769	$544,305	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY				2,405,633

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	780,000	557,700	*(c)(d)(h)(i)

INDUSTRIALS - 2.1%
Airlines - 2.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	1,763,081	1,762,880	(c)(h)(i)(j)
Delta Air Lines Inc., Initial Term Loan	—	10/20/27	380,000	383,741	(j)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	414,750	412,365	(c)(h)(i)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	470,000	478,556	(c)(h)(i)

TOTAL INDUSTRIALS				3,037,542

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan	2.897-5.000%	2/6/23	366,472	363,494	(c)(h)(i)

TOTAL SENIOR LOANS (Cost - $8,057,127)				7,707,960

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.0%
U.S. Government Obligations - 3.0%
U.S. Treasury Notes	0.250%	6/30/25	1,500,000	1,499,590
U.S. Treasury Notes	1.500%	1/31/27	1,200,000	1,282,969
U.S. Treasury Notes	0.500%	5/31/27	1,000,000	1,004,375
U.S. Treasury Notes	0.375%	7/31/27	500,000	497,578

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,274,470)				4,284,512

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	253,036
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,030,000	948,111

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,246,038)				1,201,147

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	17

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY			SHARES		VALUE
COMMON STOCKS - 0.2%
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		$0	*(k)(l)(m)

CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			12,846		33,399	*(k)

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			17,554		13,393	*(k)(l)
KCAD Holdings I Ltd.			75,024,286		0	*(k)(l)(m)

Total Energy Equipment & Services					13,393

Oil, Gas & Consumable Fuels - 0.0%††
MWO Holdings LLC			211		21,602	*(k)(l)

TOTAL ENERGY					34,995

FINANCIALS - 0.2%
Banks - 0.2%
Wells Fargo & Co.			9,471		222,663

TOTAL COMMON STOCKS (Cost - $2,233,778)					291,057

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $17,534)	1.000%	8/5/21	2,783,548	ARS	19,145	(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,837,790)					142,719,604

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $585,096)	0.020%		585,096		585,096	(n)

TOTAL INVESTMENTS - 99.8% (Cost - $143,422,886)					143,304,700
Other Assets in Excess of Liabilities - 0.2%					268,395

TOTAL NET ASSETS - 100.0%					$143,573,095

See Notes to Schedule of Investments.

18	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of September 30, 2020.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2020, the total market value of investments in Affiliated Companies was $585,096 and the cost was $585,096 (Note 2).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	19

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	12/20	$3,984,964	$3,960,731	$24,233

At September 30, 2020, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,724	EUR	30,000	BNP Paribas SA	10/16/20	$(1,461)
USD	33,771	EUR	30,000	BNP Paribas SA	10/16/20	(1,414)
USD	76,514	EUR	67,756	BNP Paribas SA	10/16/20	(2,953)
USD	165,148	EUR	140,416	BNP Paribas SA	10/16/20	463
USD	22,016	MXN	495,545	BNP Paribas SA	10/16/20	(353)
EUR	400,000	USD	463,549	Citibank N.A.	10/16/20	5,586
MXN	275,217	USD	12,193	Citibank N.A.	10/16/20	230
USD	379,343	EUR	320,000	Citibank N.A.	10/16/20	4,035
USD	474,894	EUR	420,000	Citibank N.A.	10/16/20	(17,697)
USD	2,831,361	GBP	2,268,554	Citibank N.A.	10/16/20	(96,102)
MXN	220,329	USD	9,626	Goldman Sachs Group Inc.	10/16/20	320
MXN	495,546	USD	21,781	BNP Paribas SA	1/19/21	345

Total						$(109,001)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

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Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$108,646,572	—		$108,646,572
Sovereign Bonds	—	20,569,211	—		20,569,211
Senior Loans	—	7,707,960	—		7,707,960
U.S. Government & Agency Obligations	—	4,284,512	—		4,284,512
Convertible Bonds & Notes	—	1,201,147	—		1,201,147
Common Stocks:
Communication Services	—	—	$0	*	—
Consumer Discretionary	—	33,399	—		33,399
Energy	—	—	34,995		34,995
Financials	$222,663	—	—		222,663
Non-U.S. Treasury Inflation Protected Securities	—	19,145	—		19,145

Total Long-Term Investments	222,663	142,461,946	34,995		142,719,604

Short-Term Investments†	585,096	—	—		585,096

Total Investments	$807,759	$142,461,946	$34,995		$143,304,700

Other Financial Instruments:
Futures Contracts	$24,233	—	—		$24,233
Forward Foreign Currency Contracts	—	$10,979	—		10,979

Total Other Financial Instruments	$24,233	$10,979	—		$35,212

Total	$831,992	$142,472,925	$34,995		$143,339,912

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$119,980	—		$119,980

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$956,511	$59,270,879	59,270,879	$59,642,294	59,642,294	—	$4,101	—	$585,096

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